Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 5.4%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9529%, 9/15/34 (144A)‡	$11,417,538	$11,417,749
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	759,821	759,821
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	5,513,238	5,532,789
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	5,130,576	5,161,266
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	8,483,764	8,536,632
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	22,076,178	23,028,385
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	1,555,446	1,555,446
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	4,125,378	4,761,748
Bank 2019-BN17, 3.7140%, 4/15/52	9,215,976	10,378,062
Bank 2019-BN18, 3.5840%, 5/15/62	15,686,824	17,612,596
Bank 2019-BN20, 3.0110%, 9/15/62	7,541,395	8,147,228
Bank 2019-BN23, 2.9200%, 12/15/52	13,566,507	14,646,380
Bank 2019-BNK24, 2.9600%, 11/15/62	3,184,800	3,428,825
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	9,503,653
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9229%, 8/15/36 (144A)‡	7,553,000	7,558,820
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	8,236,000	8,716,035
BVRT Financing Trust, 1.8270%, 7/10/32‡	444,117	444,117
BVRT Financing Trust 2021-1F M1, 1.5600%, 7/1/33‡	3,984,009	3,984,276
BVRT Financing Trust 2021-2F M1, 1.5600%, 1/10/32‡	12,468,292	12,468,292
BVRT Financing Trust 2021-CRT1 M2, 2.3270%, 1/10/33‡	12,645,000	12,668,709
BVRT Financing Trust 2021-CRT2 M1, 1.8451%, 11/10/32‡	13,938,824	13,938,824
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.8230%, 11/15/35 (144A)‡	6,050,289	6,053,093
BX Commercial Mortgage Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	8,223,000	8,856,869
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	4,535,717
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	8,954,089
BX Commercial Mortgage Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	12,325,000	13,222,431
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 0.9930%, 10/15/36 (144A)‡	15,117,936	15,144,103
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1530%, 10/15/36 (144A)‡	2,353,691	2,356,388
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.0730%, 11/15/32 (144A)‡	25,917,974	25,984,411
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4230%, 11/15/32 (144A)‡	4,590,808	4,600,282
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6230%, 11/15/32 (144A)‡	4,087,813	4,098,994
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8730%, 2/15/36 (144A)‡	16,583,000	16,609,242
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8730%, 2/15/36 (144A)‡	18,857,000	18,886,211
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	4,564,377
CarMax Auto Owner Trust 2017-3, 2.7200%, 5/15/23	9,785,000	9,828,300
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	16,837,000	16,947,358
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	6,358,000	6,433,800
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	8,674,000	8,680,390
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	15,270,367	15,266,142
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9729%, 11/15/37 (144A)‡	24,568,865	24,638,765
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.3729%, 11/15/37 (144A)‡	10,924,957	10,949,766
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7229%, 11/15/37 (144A)‡	10,966,242	10,993,733
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	4,091,312	4,115,219
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	4,425,438	4,442,653
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 4.9915%, 11/25/24‡	1,187,189	1,221,824
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 5.9915%, 10/25/28‡	2,327,786	2,443,641

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3415%, 1/25/29‡	$5,769,094	$6,023,100
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3415%, 4/25/29‡	7,199,478	7,504,158
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6415%, 7/25/29‡	7,953,361	8,227,493
Connecticut Avenue Securities Trust 2017-C06 1M2,
ICE LIBOR USD 1 Month + 2.6500%, 2.7415%, 2/25/30‡	6,010,030	6,118,952
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.4915%, 4/25/31 (144A)‡	7,540,153	7,577,495
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.3915%, 8/25/31 (144A)‡	4,205,964	4,234,430
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2415%, 9/25/31 (144A)‡	5,990,225	6,032,674
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.1915%, 6/25/39 (144A)‡	6,589,208	6,593,287
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.0915%, 7/25/39 (144A)‡	5,499,848	5,521,099
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.1915%, 10/25/39 (144A)‡	2,295,281	2,303,805
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.0915%, 1/25/40 (144A)‡	14,237,844	14,297,962
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0029%, 11/15/36 (144A)‡	9,655,820	9,671,480
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	838,360	844,627
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0530%, 5/15/36 (144A)‡	28,757,000	28,800,505
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5030%, 5/15/36 (144A)‡	5,508,000	5,515,513
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	8,316,000	8,305,310
Credit Suisse Commercial Mortgage Trust 2021-WEHO A, 4.0422%, 4/15/23‡	15,650,753	15,650,042
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	5,344,800	5,914,186
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	6,691,808	6,780,143
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	3,750,203	3,956,803
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	17,354,000	17,268,120
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	3,141,473	3,388,614
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	11,780,925	12,293,293
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	7,327,125	7,976,958
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	22,839,888	24,677,399
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	11,239,000	11,372,526
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	9,811,000	9,994,189
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	799,309	806,589
Drive Auto Receivables Trust 2018-4, 3.6600%, 11/15/24	111,763	111,882
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	3,548,000	3,545,185
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	11,355,000	11,349,698
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 0%, 7/15/38 (144A)‡	21,518,000	21,518,000
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 0%, 7/15/38 (144A)‡	5,854,000	5,854,000
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.0915%, 7/25/25‡	6,468,036	6,635,030
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.7915%, 4/25/28‡	4,821,871	5,106,996
Fannie Mae REMICS, 3.0000%, 5/25/48	11,695,283	12,396,672
Fannie Mae REMICS, 3.0000%, 11/25/49	17,020,449	18,023,603
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6416%, 7/25/28‡	6,541,858	6,830,961
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M2,
ICE LIBOR USD 1 Month + 1.3500%, 1.4415%, 3/25/29‡	83,883	83,883
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M1,
ICE LIBOR USD 1 Month + 0.7500%, 0.8416%, 3/25/30‡	48,689	48,689
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0415%, 10/25/49 (144A)‡	2,535,893	2,547,859
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0180%, 12/25/50 (144A)‡	17,081,000	17,239,539
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2415%, 9/25/50 (144A)‡	7,444,535	7,528,286
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6180%, 11/25/50 (144A)‡	27,605,000	28,148,497
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3180%, 8/25/33 (144A)‡	6,224,000	6,382,411
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.2680%, 8/25/33 (144A)‡	9,589,000	9,700,135
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1070%, 12/15/36 (144A)‡	3,938,000	3,942,156

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4070%, 12/15/36 (144A)‡	$4,405,000	$4,406,535
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7060%, 12/15/36 (144A)‡	4,900,000	4,901,795
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	5,798,165	6,665,765
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	9,673,931	10,984,527
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	8,130,000	8,717,135
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	11,479,000	11,829,127
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	10,797,609	11,843,045
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	11,899,508	12,091,782
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	22,393,778	23,652,770
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.7730%, 3/15/38 (144A)‡	31,098,000	31,150,053
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.1730%, 3/15/38 (144A)‡	15,381,000	15,413,820
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	14,022,000	14,067,332
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 0.8738%, 4/15/38 (144A)‡	32,472,249	32,497,974
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.4238%, 4/15/38 (144A)‡	15,653,295	15,668,322
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	10,052,000	10,644,298
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	5,254,084	5,816,095
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	8,173,000	8,949,974
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	8,398,928	9,667,743
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	12,532,337	14,490,893
MRA Issuance Trust 2021-NA1 A1X,
ICE LIBOR USD 1 Month + 1.5000%, 0%, 3/8/22 (144A)‡	27,016,000	27,016,000
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	2,356,905	2,543,855
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1100%, 3/15/29 (144A)‡	13,345,000	13,415,622
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	6,774,894	6,838,713
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	13,441,854	13,641,233
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	1,805,000	1,837,035
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	1,842,000	1,878,746
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	9,635,530	9,635,530
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	11,944,110	12,030,362
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	3,264,283	3,292,276
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	19,645,254	19,805,622
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	12,796,226	12,850,549
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	6,551,926	6,568,971
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	27,434,000	27,803,057
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	3,500,771	3,557,830
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,782,467	1,816,951
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	1,619,881	1,637,455
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	4,045,113	4,087,351
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	9,056,830	9,209,674
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	8,208,960	8,871,115
Taco Bell Funding LLC 2018-1A A2I, 4.3180%, 11/25/48 (144A)	10,887,825	10,887,825
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	7,855,575	8,863,285
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	26,390,000	26,434,833
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	11,464,123
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9730%, 7/15/39 (144A)‡	8,418,000	8,380,588
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	6,058,992	6,149,693
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	6,347,995	6,365,086
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2230%, 2/15/40 (144A)‡	8,375,727	8,412,102
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	3,861,930	3,940,107
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	1,199,495	1,300,690
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	7,158,375	7,631,093
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51 (144A)	7,319,000	7,347,202
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51 (144A)	8,514,000	8,583,253
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	12,457,000	12,896,248
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	13,299,668	13,780,096
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	10,802,000	10,992,225
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,421,181,424)		1,443,947,066

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans– 0.4%
Basic Industry – 0%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28‡	$16,196,000	$16,104,978
Capital Goods – 0.1%
Madison IAQ LLC, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 6/21/28ƒ,‡	25,741,901	25,741,901
Consumer Non-Cyclical – 0.3%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8651%, 8/1/27‡	34,232,001	33,690,108
ICON Luxembourg Sarl, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 6/16/28ƒ,‡	33,101,159	33,147,832
Indigo Merger Sub Inc, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 7/1/28ƒ,‡	8,247,174	8,258,803
		75,096,743
Total Bank Loans and Mezzanine Loans (cost $117,241,222)		116,943,622
Corporate Bonds– 13.5%
Banking – 3.0%
Ally Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.8680%, 4.7000%‡,µ	19,870,000	20,579,359
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	26,557,000	29,366,249
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	11,944,000	13,463,842
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	25,438,000	25,643,837
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	51,219,000	52,803,572
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	7,250,000	7,541,813
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	21,700,000	24,005,625
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	31,297,000	34,152,851
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	11,123,000	12,135,154
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	7,289,000	7,669,059
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	28,115,000	27,465,907
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	36,115,000	40,194,040
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	24,901,000	29,076,086
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	12,745,000	13,399,519
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	8,824,000	9,155,047
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	2,012,000	2,164,308
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	8,361,000	9,150,696
Citigroup Inc, SOFR + 3.8130%, 5.0000%‡,µ	14,294,000	14,960,100
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	6,401,000	6,526,081
First Republic Bank/CA, 4.6250%, 2/13/47	5,767,000	7,314,586
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	42,491,088
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	6,037,000	6,452,708
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	13,488,000	13,668,843
HSBC Holdings PLC, SOFR + 1.2900%, 1.5890%, 5/24/27‡	27,071,000	27,123,178
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	9,471,000	9,793,432
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	24,028,000	26,757,703
JPMorgan Chase & Co, SOFR + 0.8850%, 1.5780%, 4/22/27‡	23,734,000	23,856,967
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	47,149,000	49,530,338
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	7,243,000	7,655,489
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	7,646,000	7,923,550
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	25,787,260
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	16,551,467
Morgan Stanley, 3.9500%, 4/23/27	22,247,000	24,858,091
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	11,618,628
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	20,010,000	19,225,849
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	28,726,000	29,165,337
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	19,908,000	19,939,853
SVB Financial Group, 1.8000%, 2/2/31	10,392,000	9,940,158
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	23,100,000	23,431,947
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	19,870,000	19,544,529
		802,084,146
Basic Industry – 0.3%
Allegheny Technologies Inc, 5.8750%, 12/1/27	14,411,000	15,095,522
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	27,737,000	27,112,917
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	20,844,000	21,267,133
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	13,275,000	13,352,962
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	7,932,000	8,397,644
		85,226,178
Brokerage – 0.3%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	55,634,000	61,492,260
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	13,232,000	13,536,336
		75,028,596

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods – 0.6%
Boeing Co, 4.5080%, 5/1/23	$21,715,000	$23,150,246
Boeing Co, 4.8750%, 5/1/25	6,955,000	7,792,857
Boeing Co, 2.1960%, 2/4/26	7,195,000	7,263,771
Boeing Co, 3.2500%, 2/1/28	7,676,000	8,137,249
Boeing Co, 3.6250%, 2/1/31	16,464,000	17,707,495
Boeing Co, 3.9500%, 8/1/59	10,029,000	10,492,684
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	8,179,297
TransDigm Inc, 4.6250%, 1/15/29 (144A)	34,533,000	34,545,087
Wabtec Corp, 4.4000%, 3/15/24	12,766,000	13,831,803
Wabtec Corp, 4.9500%, 9/15/28	10,958,000	12,711,133
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	9,827,000	10,451,012
		154,262,634
Communications – 1.6%
AT&T Inc, 3.8000%, 12/1/57 (144A)	13,125,000	13,674,707
AT&T Inc, 3.6500%, 9/15/59 (144A)	2,171,000	2,201,608
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	23,726,000	24,170,862
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	36,397,000	37,716,391
Cellnex Finance Co SA, 3.8750%, 7/7/41 (144A)	19,897,000	19,825,570
CenturyLink Inc, 5.8000%, 3/15/22	5,493,000	5,652,791
Charter Communications Operating LLC / Charter Communications Operating
Capital, 2.8000%, 4/1/31	16,387,000	16,752,619
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	3,584,000	4,935,819
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.3750%, 5/1/47	6,355,000	7,787,482
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.8000%, 3/1/50	9,331,000	10,717,110
Comcast Corp, 3.7500%, 4/1/40	6,795,000	7,659,869
Crown Castle International Corp, 3.6500%, 9/1/27	7,214,000	7,954,107
Crown Castle International Corp, 3.1000%, 11/15/29	11,789,000	12,507,650
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	20,573,000	20,444,419
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	24,137,000	23,681,052
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	14,413,000	13,618,988
CSC Holdings LLC, 5.0000%, 11/15/31 (144A)	9,878,000	9,925,414
Fox Corp, 4.0300%, 1/25/24	8,690,000	9,413,982
GCI LLC, 4.7500%, 10/15/28 (144A)	34,870,000	35,689,445
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	15,892,000	17,020,809
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	24,860,000	25,080,757
T-Mobile USA Inc, 3.5000%, 4/15/25	11,535,000	12,502,152
T-Mobile USA Inc, 2.2500%, 2/15/26	10,787,000	10,867,903
T-Mobile USA Inc, 3.7500%, 4/15/27	15,959,000	17,634,695
T-Mobile USA Inc, 2.6250%, 2/15/29	27,093,000	26,754,337
T-Mobile USA Inc, 3.0000%, 2/15/41	10,968,000	10,832,765
Verizon Communications Inc, 3.0000%, 3/22/27	7,969,000	8,575,679
Verizon Communications Inc, 2.1000%, 3/22/28	6,490,000	6,625,740
Verizon Communications Inc, 3.5500%, 3/22/51	10,962,000	11,711,436
		431,936,158
Consumer Cyclical – 1.0%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	38,190,000	36,948,825
Choice Hotels International Inc, 3.7000%, 12/1/29	15,441,000	16,715,037
Choice Hotels International Inc, 3.7000%, 1/15/31	4,553,000	4,926,983
Dollar General Corp, 4.1250%, 4/3/50	11,279,000	13,212,978
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	21,286,000	21,998,741
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,305,000	4,845,923
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	10,841,363
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,428,290
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	17,234,000	18,497,425
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	27,681,000	27,501,073
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	5,524,000	5,786,605
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	8,909,000	9,973,626
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	31,092,000	32,228,413
MDC Holdings Inc, 5.5000%, 1/15/24	7,972,000	8,734,522
MGM Resorts International, 7.7500%, 3/15/22	1,808,000	1,889,722
Nordstrom Inc, 4.3750%, 4/1/30	14,607,000	15,220,519
Service Corp International/US, 3.3750%, 8/15/30	7,317,000	7,169,197
Service Corporation International, 4.0000%, 5/15/31	19,504,000	19,907,245
Yum! Brands Inc, 4.6250%, 1/31/32	19,991,000	20,990,550
		278,817,037
Consumer Non-Cyclical – 1.9%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	16,716,000	21,158,277
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	25,501,000	27,094,812
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	9,260,000	9,640,401

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
CVS Health Corp, 5.0500%, 3/25/48	$9,216,000	$11,970,438
DaVita Inc, 4.6250%, 6/1/30 (144A)	16,068,000	16,521,439
DaVita Inc, 3.7500%, 2/15/31 (144A)	24,911,000	23,914,560
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	11,548,270
Diageo Capital PLC, 2.0000%, 4/29/30	10,703,000	10,710,496
Diageo Capital PLC, 2.1250%, 4/29/32	8,585,000	8,621,317
Elanco Animal Health Inc, 5.2720%, 8/28/23	19,872,000	21,374,124
Hasbro Inc, 3.9000%, 11/19/29	31,209,000	34,700,674
Hasbro Inc, 6.3500%, 3/15/40	7,010,000	9,773,101
Hasbro Inc, 5.1000%, 5/15/44	7,241,000	8,851,224
HCA Inc, 4.7500%, 5/1/23	14,385,000	15,413,285
HCA Inc, 5.3750%, 2/1/25	7,877,000	8,885,256
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,791,325
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,659,385
HCA Inc, 5.6250%, 9/1/28	9,208,000	10,911,480
HCA Inc, 5.8750%, 2/1/29	6,941,000	8,381,258
HCA Inc, 3.5000%, 9/1/30	36,308,000	38,681,454
HCA Inc, 5.5000%, 6/15/47	3,767,000	4,906,223
HCA Inc, 5.2500%, 6/15/49	5,651,000	7,203,284
HCA Inc, 3.5000%, 7/15/51	18,689,000	18,680,485
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	13,258,000	13,253,890
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	9,344,000	10,266,720
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	26,108,000	29,339,126
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	19,216,000	21,490,790
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	12,464,000	12,753,788
Kraft Heinz Foods Co, 3.8750%, 5/15/27	16,720,000	18,371,492
Kraft Heinz Foods Co, 5.0000%, 6/4/42	10,468,000	12,782,458
Kraft Heinz Foods Co, 4.3750%, 6/1/46	3,013,000	3,414,328
Kraft Heinz Foods Co, 4.8750%, 10/1/49	7,044,000	8,551,073
Mondelez International Inc, 2.7500%, 4/13/30	2,574,000	2,711,300
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	21,472,000	21,897,146
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	14,211,000	14,134,909
Sysco Corp, 6.6000%, 4/1/50	5,161,000	8,016,909
		514,376,497
Electric – 0.5%
Dominion Energy Inc, 3.3750%, 4/1/30	21,239,000	23,127,368
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	16,995,000	17,125,804
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	2,318,000	2,291,597
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	9,308,000	9,885,696
NRG Energy Inc, 7.2500%, 5/15/26	15,855,000	16,435,372
NRG Energy Inc, 6.6250%, 1/15/27	18,098,000	18,735,412
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	17,426,000	17,056,046
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	19,673,000	19,332,657
Pacific Gas and Electric Co, 3.0000%, 6/15/28	20,004,000	20,093,978
		144,083,930
Energy – 0.5%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29	16,964,000	18,529,473
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	22,434,000	23,667,870
Cheniere Energy Partners LP, 4.0000%, 3/1/31 (144A)	12,892,000	13,472,140
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	20,039,000	23,996,702
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,422,000	6,008,141
Energy Transfer Operating LP, 5.5000%, 6/1/27	4,316,000	5,061,738
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	723,267
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	23,398,000	24,538,652
NGPL PipeCo LLC, 3.2500%, 7/15/31 (144A)	7,855,000	8,095,594
ONEOK Inc, 6.3500%, 1/15/31	12,183,000	15,754,593
ONEOK Inc, 7.1500%, 1/15/51	3,182,000	4,677,796
		144,525,966
Finance Companies – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	18,600,000	20,830,760
Air Lease Corp, 1.8750%, 8/15/26	17,148,000	17,161,252
Air Lease Corp, 3.0000%, 2/1/30	8,657,000	8,781,012
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	30,997,000	37,149,330
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	16,110,000	15,908,625
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	23,547,000	23,723,367
		123,554,346
Financial Institutions – 0%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	10,528,000	10,949,880

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.4489%‡,µ	$19,443,000	$19,054,140
Information Technology Services – 0.1%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	19,559,000	19,950,180
Insurance – 0.7%
Brown & Brown Inc, 4.5000%, 3/15/29	9,048,000	10,407,487
Brown & Brown Inc, 2.3750%, 3/15/31	3,481,000	3,478,026
Centene Corp, 5.3750%, 6/1/26 (144A)	24,378,000	25,475,010
Centene Corp, 4.2500%, 12/15/27	19,545,000	20,595,544
Centene Corp, 2.4500%, 7/15/28	23,290,000	23,604,415
Centene Corp, 3.0000%, 10/15/30	8,595,000	8,829,472
Centene Corp, 2.5000%, 3/1/31	5,672,000	5,594,010
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	48,521,000	50,583,142
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	27,945,000	29,132,662
		177,699,768
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.0000%, 6/15/28	11,528,000	11,433,172
Agree LP, 2.9000%, 10/1/30	7,437,000	7,759,643
Agree LP, 2.6000%, 6/15/33	8,647,000	8,615,086
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	21,744,000	21,961,223
Sun Communities Inc, 2.7000%, 7/15/31	21,657,000	21,654,805
		71,423,929
Technology – 2.0%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	10,778,597
Broadcom Inc, 4.1500%, 11/15/30	19,353,000	21,702,745
Broadcom Inc, 4.3000%, 11/15/32	14,848,000	16,907,797
Broadcom Inc, 3.4190%, 4/15/33 (144A)	18,027,000	18,931,311
Broadcom Inc, 3.4690%, 4/15/34 (144A)	28,381,000	30,020,131
Broadridge Financial Solutions Inc, 2.6000%, 5/1/31	18,986,000	19,332,361
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	25,145,000	25,543,815
Equinix Inc, 2.1500%, 7/15/30	9,552,000	9,491,023
Marvell Technology Inc, 4.2000%, 6/22/23 (144A)	5,055,000	5,374,013
Marvell Technology Inc, 1.6500%, 4/15/26 (144A)	13,225,000	13,217,369
Marvell Technology Inc, 4.8750%, 6/22/28 (144A)	14,717,000	17,012,867
Marvell Technology Inc, 2.9500%, 4/15/31 (144A)	20,951,000	21,713,008
Microchip Technology Inc, 2.6700%, 9/1/23	23,076,000	24,034,106
Microchip Technology Inc, 4.2500%, 9/1/25	18,079,000	18,980,525
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,532,000	1,616,260
MSCI Inc, 3.6250%, 9/1/30 (144A)	25,762,000	26,345,767
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,571,000	22,385,521
PayPal Holdings Inc, 1.6500%, 6/1/25	8,019,000	8,229,897
Qorvo Inc, 3.3750%, 4/1/31 (144A)	21,581,000	22,492,150
Seagate HDD Cayman, 4.8750%, 6/1/27	744,000	820,260
Seagate HDD Cayman, 4.0910%, 6/1/29 (144A)	5,925,000	6,066,015
Seagate HDD Cayman, 3.1250%, 7/15/29 (144A)	3,463,000	3,355,353
Seagate HDD Cayman, 4.1250%, 1/15/31 (144A)	6,105,000	6,227,100
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	8,839,000	8,740,268
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	17,563,000	17,324,494
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	11,146,000	10,853,201
Skyworks Solutions Inc, 0.9000%, 6/1/23	3,997,000	4,008,885
Skyworks Solutions Inc, 1.8000%, 6/1/26	6,226,000	6,304,436
Skyworks Solutions Inc, 3.0000%, 6/1/31	5,587,000	5,710,526
Switch Ltd, 4.1250%, 6/15/29 (144A)	14,626,000	15,009,933
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	13,360,722
Trimble Inc, 4.7500%, 12/1/24	18,923,000	21,022,144
Trimble Inc, 4.9000%, 6/15/28	11,312,000	13,267,040
TSMC Global Ltd, 1.2500%, 4/23/26 (144A)	22,961,000	22,761,768
TSMC Global Ltd, 1.7500%, 4/23/28 (144A)	23,389,000	23,382,451
Twilio Inc, 3.6250%, 3/15/29	7,799,000	7,954,980
Twilio Inc, 3.8750%, 3/15/31	7,799,000	8,003,724
		528,282,563
Transportation – 0.1%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	14,940,000	14,864,702
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	9,883,000	9,803,640
		24,668,342
Total Corporate Bonds (cost $3,468,714,691)		3,605,924,290
Inflation-Indexed Bonds– 1.4%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ	107,966,705	114,206,421
United States Treasury Inflation Indexed Bonds, 0.1250%, 4/15/26ÇÇ	169,177,575	184,024,670
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/31ÇÇ	67,433,144	74,203,678
Total Inflation-Indexed Bonds (cost $372,502,471)		372,434,769

Shares or Principal Amounts		Value
Mortgage-Backed Securities– 5.2%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	$4,361,241	$4,412,224
2.0000%, TBA, 15 Year Maturity	33,789,159	34,847,435
2.5000%, TBA, 15 Year Maturity	28,461,400	29,676,702
2.0000%, TBA, 30 Year Maturity	107,262,960	108,351,679
2.5000%, TBA, 30 Year Maturity	229,827,034	237,664,136
3.5000%, TBA, 30 Year Maturity	73,370,400	77,222,346
		492,174,522
Fannie Mae Pool:
7.5000%, 7/1/28	54,827	62,566
3.0000%, 10/1/34	2,067,625	2,190,489
2.5000%, 11/1/34	1,413,376	1,487,549
3.0000%, 11/1/34	834,641	889,285
3.0000%, 12/1/34	872,842	929,176
6.0000%, 2/1/37	296,095	350,958
4.5000%, 11/1/42	1,684,524	1,866,897
3.0000%, 1/1/43	883,406	936,843
3.0000%, 2/1/43	247,185	262,645
3.0000%, 5/1/43	8,988,094	9,453,477
3.0000%, 5/1/43	1,959,900	2,083,799
5.0000%, 7/1/44	206,228	231,372
4.5000%, 10/1/44	4,315,147	4,839,853
4.5000%, 3/1/45	6,303,808	7,070,328
4.5000%, 6/1/45	3,674,539	4,082,294
3.5000%, 12/1/45	2,120,780	2,262,373
3.0000%, 1/1/46	298,125	314,405
4.5000%, 2/1/46	7,632,661	8,459,000
3.5000%, 7/1/46	4,089,949	4,427,196
3.0000%, 9/1/46	20,971,120	22,263,243
3.0000%, 2/1/47	61,100,999	64,865,701
3.0000%, 3/1/47	7,317,674	7,790,472
3.5000%, 3/1/47	1,833,299	1,955,699
3.5000%, 7/1/47	1,571,464	1,676,383
3.5000%, 8/1/47	1,479,264	1,563,798
3.5000%, 8/1/47	1,248,354	1,358,344
3.5000%, 12/1/47	607,635	661,173
3.5000%, 12/1/47	357,950	389,489
3.5000%, 1/1/48	4,149,226	4,454,455
4.0000%, 1/1/48	14,120,452	15,437,131
4.0000%, 1/1/48	5,346,893	5,834,439
3.0000%, 2/1/48	4,712,187	5,042,418
3.5000%, 3/1/48	557,739	606,580
4.0000%, 3/1/48	4,789,193	5,230,637
4.5000%, 3/1/48	186,945	201,244
3.0000%, 5/1/48	2,076,572	2,194,798
5.0000%, 5/1/48	4,862,490	5,312,788
3.5000%, 7/1/48	43,916,077	46,671,273
4.5000%, 8/1/48	109,837	118,116
3.0000%, 11/1/48	7,878,027	8,285,933
4.0000%, 2/1/49	2,497,329	2,662,839
3.0000%, 8/1/49	4,795,389	5,095,801
3.0000%, 8/1/49	2,621,596	2,785,828
3.0000%, 9/1/49	883,763	931,423
2.5000%, 1/1/50	2,411,344	2,503,861
2.5000%, 3/1/50	3,623,162	3,757,406
2.5000%, 10/1/50	3,710,674	3,844,962
2.5000%, 1/1/51	5,131,044	5,307,813
3.5000%, 8/1/56	14,370,590	15,600,061
3.0000%, 2/1/57	13,947,522	14,818,509
3.0000%, 6/1/57	269,531	286,363
		311,709,485
Freddie Mac Gold Pool:
3.5000%, 1/1/47	1,326,600	1,429,127
Freddie Mac Pool:
3.0000%, 5/1/31	17,667,190	18,681,578
3.0000%, 9/1/32	3,946,599	4,180,918
3.0000%, 10/1/32	1,956,923	2,063,112
3.0000%, 12/1/32	1,592,625	1,684,957
3.0000%, 1/1/33	2,477,218	2,624,296
2.5000%, 12/1/33	18,506,565	19,381,643
3.0000%, 10/1/34	4,212,206	4,474,254
3.0000%, 10/1/34	1,763,737	1,868,463
2.5000%, 11/1/34	6,014,551	6,330,857
2.5000%, 11/1/34	1,234,327	1,299,241
6.0000%, 4/1/40	4,678,824	5,567,746

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.0000%, 5/1/41	$81,914,673	$83,730,898
3.5000%, 7/1/42	789,979	850,882
3.5000%, 8/1/42	1,047,195	1,127,929
3.5000%, 8/1/42	843,533	908,566
3.5000%, 2/1/43	2,581,978	2,784,084
3.0000%, 3/1/43	9,598,832	10,192,248
3.0000%, 6/1/43	569,170	594,905
3.5000%, 2/1/44	2,715,082	2,927,607
4.5000%, 5/1/44	1,510,559	1,678,191
3.5000%, 12/1/44	16,163,735	17,355,228
3.0000%, 1/1/45	4,118,604	4,364,118
4.0000%, 4/1/45	36,827	40,566
3.0000%, 1/1/46	648,070	695,924
3.5000%, 7/1/46	3,680,687	3,965,738
3.0000%, 8/1/46	1,044,093	1,098,118
3.0000%, 10/1/46	8,451,799	8,959,419
4.0000%, 3/1/47	1,684,904	1,828,808
3.0000%, 4/1/47	1,587,504	1,669,646
3.5000%, 4/1/47	658,077	712,751
3.5000%, 9/1/47	5,961,318	6,301,930
3.5000%, 12/1/47	9,175,314	9,895,477
3.5000%, 2/1/48	3,615,255	3,868,383
4.0000%, 3/1/48	4,222,069	4,612,525
4.5000%, 3/1/48	172,157	185,160
4.0000%, 4/1/48	5,253,263	5,591,247
4.0000%, 4/1/48	3,532,382	3,840,340
4.0000%, 5/1/48	6,552,173	6,987,851
4.5000%, 7/1/48	1,283,860	1,382,264
5.0000%, 9/1/48	482,693	528,573
4.5000%, 12/1/48	3,300,171	3,593,480
3.0000%, 8/1/49	3,488,659	3,681,872
3.0000%, 8/1/49	1,435,824	1,525,885
3.0000%, 12/1/49	2,169,467	2,261,386
3.0000%, 12/1/49	2,068,736	2,156,388
2.5000%, 1/1/50	988,808	1,026,797
3.0000%, 3/1/50	2,829,847	2,954,845
3.5000%, 3/1/50	1,223,972	1,299,515
		275,336,609
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	162,715,450	165,689,888
2.5000%, TBA, 30 Year Maturity	69,778,200	72,174,383
		237,864,271
Ginnie Mae I Pool:
6.0000%, 1/15/34	72,839	84,990
4.0000%, 1/15/45	14,382,298	15,952,604
4.5000%, 8/15/46	17,610,397	19,857,420
4.0000%, 7/15/47	3,798,137	4,149,778
4.0000%, 8/15/47	730,195	797,799
4.0000%, 11/15/47	1,247,612	1,363,119
4.0000%, 12/15/47	1,471,349	1,607,570
		43,813,280
Ginnie Mae II Pool:
4.0000%, 8/20/47	1,684,500	1,806,790
4.0000%, 8/20/47	358,507	385,653
4.0000%, 8/20/47	262,028	281,050
4.5000%, 2/20/48	2,601,315	2,805,636
4.5000%, 5/20/48	4,919,299	5,350,342
4.5000%, 5/20/48	526,450	572,579
4.0000%, 6/20/48	19,135,746	20,324,366
5.0000%, 8/20/48	8,326,669	9,039,125
		40,565,541
Total Mortgage-Backed Securities (cost $1,381,405,272)		1,402,892,835
United States Treasury Notes/Bonds– 8.6%
0.1250%, 2/28/23	436,717,000	436,171,104
0.1250%, 4/30/23	334,590,000	333,962,644
0.2500%, 5/15/24	35,742,000	35,546,536
0.3750%, 1/31/26	170,339,600	166,926,155
0.5000%, 2/28/26	292,713,000	288,276,569
0.7500%, 4/30/26	164,932,000	164,094,456
1.2500%, 4/30/28	9,610,400	9,640,433
0.8750%, 11/15/30	136,726,600	130,018,451
1.1250%, 2/15/31	44,987,200	43,672,730
1.6250%, 5/15/31	14,799,900	15,026,523

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.1250%, 5/15/40	$14,092,000	$12,165,359
1.3750%, 11/15/40	45,337,000	40,725,377
1.8750%, 2/15/41	82,760,000	81,014,281
2.2500%, 5/15/41	34,540,000	35,937,791
2.7500%, 8/15/42	109,881,600	123,818,536
1.3750%, 8/15/50	152,363,200	128,443,368
1.6250%, 11/15/50	234,095,000	210,246,572
1.8750%, 2/15/51	44,112,800	42,100,153
Total United States Treasury Notes/Bonds (cost $2,310,921,465)		2,297,787,038
Common Stocks– 64.7%
Aerospace & Defense – 1.1%
General Dynamics Corp	921,106	173,407,416
L3Harris Technologies Inc	537,930	116,273,569
		289,680,985
Air Freight & Logistics – 1.3%
United Parcel Service Inc	1,624,325	337,810,870
Airlines – 0.4%
Southwest Airlines Co*	1,989,582	105,626,908
Auto Components – 0.4%
Aptiv PLC*	677,927	106,658,255
Banks – 1.5%
Bank of America Corp	9,491,224	391,323,166
Beverages – 0.8%
Constellation Brands Inc	199,064	46,559,079
Monster Beverage Corp*	1,997,814	182,500,309
		229,059,388
Biotechnology – 0.9%
AbbVie Inc	2,083,876	234,727,793
Capital Markets – 2.8%
Charles Schwab Corp	650,012	47,327,374
CME Group Inc	1,103,531	234,698,973
Morgan Stanley	4,187,408	383,943,440
S&P Global Inc	185,020	75,941,459
		741,911,246
Chemicals – 0.4%
Sherwin-Williams Co	444,732	121,167,233
Communications Equipment – 0.5%
Motorola Solutions Inc	590,915	128,139,918
Consumer Finance – 1.1%
American Express Co	1,836,698	303,477,611
Electrical Equipment – 0.4%
Rockwell Automation Inc	357,371	102,215,253
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	2,324,989	95,092,050
Entertainment – 1.7%
Activision Blizzard Inc	1,666,762	159,075,765
Netflix Inc*	159,389	84,190,864
Walt Disney Co*	1,261,364	221,709,950
		464,976,579
Food & Staples Retailing – 1.5%
Costco Wholesale Corp	803,900	318,079,113
Sysco Corp	1,255,511	97,615,980
		415,695,093
Food Products – 0.5%
Hershey Co	741,325	129,123,988
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	2,108,729	244,464,953
Edwards Lifesciences Corp*	1,197,551	124,030,357
Intuitive Surgical Inc*	107,354	98,727,033
Medtronic PLC	1,211,033	150,325,526
Stryker Corp	399,775	103,833,561
		721,381,430
Health Care Providers & Services – 2.1%
UnitedHealth Group Inc	1,396,709	559,298,152
Hotels, Restaurants & Leisure – 2.6%
Hilton Worldwide Holdings Inc*	1,360,419	164,093,740
McDonald's Corp	1,491,380	344,493,866
Starbucks Corp	1,601,281	179,039,229
		687,626,835
Household Products – 0.9%
Procter & Gamble Co	1,785,413	240,905,776
Industrial Conglomerates – 1.1%
Honeywell International Inc	1,348,302	295,750,044

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services – 3.4%
Accenture PLC	610,668	$180,018,820
Fidelity National Information Services Inc	749,926	106,242,016
Mastercard Inc	1,713,039	625,413,409
		911,674,245
Insurance – 1.1%
Progressive Corp	2,992,399	293,883,506
Interactive Media & Services – 3.6%
Alphabet Inc - Class C*	388,694	974,191,546
Internet & Direct Marketing Retail – 3.7%
Amazon.com Inc*	235,615	810,553,298
Booking Holdings Inc*	79,585	174,139,143
		984,692,441
Leisure Products – 0.5%
Hasbro Inc	1,339,642	126,622,962
Life Sciences Tools & Services – 1.2%
Illumina Inc*	230,893	109,260,877
Thermo Fisher Scientific Inc	440,093	222,013,716
		331,274,593
Machinery – 1.4%
Deere & Co	801,691	282,764,433
Parker-Hannifin Corp	113,411	34,829,652
Trane Technologies PLC	292,533	53,867,027
		371,461,112
Media – 1.4%
Comcast Corp	6,633,660	378,251,293
Multiline Retail – 1.0%
Dollar General Corp	1,218,387	263,646,763
Personal Products – 0.3%
Estee Lauder Cos Inc	229,625	73,039,120
Pharmaceuticals – 2.5%
AstraZeneca PLC (ADR)	1,395,363	83,582,244
Eli Lilly & Co	1,580,542	362,766,000
Merck & Co Inc	2,753,342	214,127,407
		660,475,651
Real Estate Management & Development – 0.3%
CBRE Group Inc*	1,048,462	89,884,647
Road & Rail – 0.1%
CSX Corp	1,011,737	32,456,523
Semiconductor & Semiconductor Equipment – 4.7%
Advanced Micro Devices Inc*	1,337,171	125,600,472
Lam Research Corp	719,434	468,135,704
NVIDIA Corp	518,241	414,644,624
Texas Instruments Inc	1,325,211	254,838,075
		1,263,218,875
Software – 8.6%
Adobe Inc*	946,529	554,325,244
Autodesk Inc*	213,481	62,315,104
Cadence Design Systems Inc*	751,450	102,813,389
Microsoft Corp	5,095,587	1,380,394,518
salesforce.com Inc*	813,069	198,608,365
		2,298,456,620
Specialty Retail – 1.6%
Home Depot Inc	1,311,959	418,370,606
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	6,620,887	906,796,684
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc	1,594,190	246,286,413
Total Common Stocks (cost $9,203,300,579)		17,326,332,173
Preferred Stocks– 0.2%
Banks – 0.2%
First Republic Bank/CA, 4.1250%µ	898,825	23,054,861
Truist Financial Corp, 4.7500%µ	973,675	25,919,228
Total Preferred Stocks (cost $46,812,500)		48,974,089
Investment Companies– 4.0%
Money Markets – 4.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $1,058,542,747)	1,058,457,448	1,058,563,294
Total Investments (total cost $19,380,622,371) – 103.4%		27,673,799,176
Liabilities, net of Cash, Receivables and Other Assets – (3.4)%		(902,090,010)
Net Assets – 100%		$26,771,709,166

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$27,120,447,185	98.0%
United Kingdom	226,713,542	0.8
France	53,796,201	0.2
Australia	48,709,866	0.2
Taiwan	46,144,219	0.2
Canada	36,948,825	0.1
Luxembourg	33,147,832	0.1
Ireland	29,089,563	0.1
South Korea	28,177,695	0.1
Belgium	21,158,277	0.1
Spain	19,825,570	0.1
Mexico	9,640,401	0.0

Total	$27,673,799,176	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 4.0%
Money Markets - 4.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$406,709	$(15,342)	$1	$1,058,563,294

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 4.0%
Money Markets - 4.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	589,071,414	4,000,630,567	(3,531,123,346)	1,058,563,294

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $2,404,297,480, which represents 9.0% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of June 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,443,947,066	$-
Bank Loans and Mezzanine Loans	-	116,943,622	-
Corporate Bonds	-	3,605,924,290	-
Inflation-Indexed Bonds	-	372,434,769	-
Mortgage-Backed Securities	-	1,402,892,835	-
United States Treasury Notes/Bonds	-	2,297,787,038	-
Common Stocks	17,326,332,173	-	-
Preferred Stocks	-	48,974,089	-
Investment Companies	-	1,058,563,294	-
Total Assets	$17,326,332,173	$10,347,467,003	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70213 08-21